2. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advertising costs	$ 10	$ 50
Loan Origination Commitments
Concentration risk percentage	60.00%	98.00%